Consolidated Statements of Equity (USD $)	Total	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 57,832,377	$ 100	$ 37,193	$ 95,709,491	$ (56,504)	$ (71,776,951)	$ 23,913,329	$ 33,919,048
Beginning Balance (in shares) at Dec. 31, 2009		10,000	37,193,491
Net income (loss)	(19,397,016)					(23,305,706)	(23,305,706)	3,908,690
Foreign currency translation	2,835,570				2,835,570		2,835,570
Exercise of stock options	140,100		90	140,010			140,100
Exercise of stock options (in shares)			90,000
Exercise of warrants	2,961,750		2,025	2,959,725			2,961,750
Exercise of warrants (in shares)			2,025,000
Share-based compensation	7,564,993		350	7,564,643			7,564,993
Share-based compensation (in shares)			349,517
Proceeds from issuance of common stock	21,425,538		15,327	21,410,211			21,425,538
Proceeds from issuance of common stock (in shares)			15,326,998
Conversion of Series C Preferred	13,720,048		9,086	13,710,962			13,720,048
Conversion of Series C Preferred (in shares)			9,086,124
Shares issued for charitable contribution	298,500		150	298,350			298,500
Shares issued for charitable contribution (in shares)			150,000
Receipt of treasury shares	(656,278)		(408)	(655,870)			(656,278)
Dividends on Series C Preferred	(153,469)					(153,469)	(153,469)
Dividends on Series E Preferred	(84,494)					(84,494)	(84,494)
Ending Balance at Dec. 31, 2010	86,487,619	100	63,813	141,137,522	2,779,066	(95,320,620)	48,659,881	37,827,738
Ending Balance (in shares) at Dec. 31, 2010		10,000	64,221,130
Net income (loss)	(56,582,857)					(47,134,469)	(47,134,469)	(9,448,388)
Foreign currency translation	2,596,987				1,373,277		1,373,277	1,223,710
Exercise of stock options	7,100		5	7,095			7,100
Exercise of stock options (in shares)			5,000
Share-based compensation	10,266,023		3,824	10,262,199			10,266,023
Share-based compensation (in shares)			3,824,018
Proceeds from issuance of common stock	21,152,682		19,678	21,133,004			21,152,682
Proceeds from issuance of common stock (in shares)			19,678,224
Shares issued for charitable contribution	607,363		408	606,955			607,363
Repayment of Series E Preferred Principaland Dividends	3,620,300		5,158	4,254,907		(639,765)	3,620,300
Repayment of Series E Preferred Principaland Dividends (in shares)			5,157,732
Dividends to related party	(11,726,099)							(11,726,099)
Technology contributed to Athelosby Non-Controlling Interes	1,150,000			920,000			920,000	230,000
Stock Issued During Period Value PCT Merger	17,200,000		10,600	17,189,400			17,200,000
Stock Issued During Period Shares PCT Merger			10,600,000
Stock Issued During Period Value Amorcyte Merger	5,353,400		5,844	5,347,556			5,353,400
Stock Issued During Period Shares Amorcyte Merger			5,843,483
Ending Balance at Dec. 31, 2011	$ 80,132,518	$ 100	$ 109,330	$ 200,858,638	$ 4,152,343	$ (143,094,854)	$ 62,025,557	$ 18,106,961
Ending Balance (in shares) at Dec. 31, 2011		10,000	109,329,587